Note 7 - Loan Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	June 30, 2015	December 31, 2014
	(In Thousands)
Commercial and industrial	$24,755	$19,038
Real estate - construction and land development	18,406	13,234
Real estate - residential	138,138	132,553
Real estate - commercial	46,190	46,982
Municipal	11,262	10,061
Home equity	46,454	46,403
Consumer	16,243	16,576
	301,448	284,847
Allowance for loan losses	(2,834)	(2,761)
Deferred loan origination costs, net	1,348	1,295
Net loans	$299,962	$283,381

	2014	2013
	(In Thousands)
Real estate:
Residential	$132,553	$137,539
Commercial	46,982	48,814
Municipal	8,602	6,344
Construction and land development	13,234	7,773
Home equity	46,403	46,742
Commercial and industrial	19,038	18,432
Municipal	1,459	2,144
Consumer	16,576	10,664
	284,847	278,452
Allowance for loan losses	(2,761)	(2,792)
Deferred loan origination costs, net	1,295	1,215
Net loans	$283,381	$276,875

Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Real Estate:
			Construction and		Commercial
	Residential	Commercial	Land Development	Home Equity	& Industrial	Consumer	Unallocated	Total
	(In thousands)
June 30, 2015:
Allowance for loan losses:
Beginning balance	$1,085	$738	$249	$324	$227	$134	$4	$2,761
Charge-offs	-	-	-	-	-	(15)	-	(15)
Recoveries	-	-	-	-	-	8	-	8
Provision (benefit)	(15)	(70)	120	(1)	44	(3)	5	80
Ending balance	$1,070	$668	$369	$323	$271	$124	$9	$2,834
	Real Estate:
			Construction and		Commercial
	Residential	Commercial	Land Development	Home Equity	& Industrial	Consumer	Unallocated	Total
	(In thousands)
June 30, 2014:
Allowance for loan losses:
Beginning balance	$1,174	$728	$224	$301	$243	$90	$32	$2,792
Charge-offs	(98)	-	-	-	-	-	-	(98)
Recoveries	11	-	-	-	2	-	-	13
Provision (benefit)	(60)	(45)	159	(6)	(11)	9	(16)	30
Ending balance	$1,027	$683	$383	$295	$234	$99	$16	$2,737
	Real Estate:
			Construction
			and Land		Commercial
	Residential	Commercial	Development	Home Equity	& Industrial	Consumer	Unallocated	Total
	(In Thousands)
June 30, 2015:
Allowance for loan losses
Ending balance:
Individually evaluated for impairment	$-	$-	$-	$-	$9	$-	$-	$9
Ending balance:
Collectively evaluated for impairment	1,070	668	369	323	262	124	9	2,825
Total allowance for loan losses ending balance	$1,070	$668	$369	$323	$271	$124	$9	$2,834

Loans:
Ending balance:
Individually evaluated for impairment	$-	$2,184	$-	$-	$401	$-	$-	$2,585
Ending balance:
Collectively evaluated for impairment	138,138	53,478	18,406	46,454	26,144	16,243	-	298,863
Total loans ending balance	$138,138	$55,662	$18,406	$46,454	$26,545	$16,243	$-	$301,448
	Real Estate:
			Construction and		Commercial
	Residential	Commercial	Land Development	Home Equity	& Industrial	Consumer	Unallocated	Total
	(In thousands)
December 31, 2014:
Allowance for loan losses
Ending balance:
Individually evaluated for impairment	$-	$-	$-	$-	$6	$-	$-	$6
Ending balance:
Collectively evaluated for impairment	1,085	738	249	324	221	134	4	2,755
Total allowance for loan losses ending balance	$1,085	$738	$249	$324	$227	$134	$4	$2,761

Loans:
Ending balance:
Individually evaluated for impairment	$170	$860	$-	$3	$439	$-	$-	$1,472
Ending balance:
Collectively evaluated for impairment	132,383	54,724	13,234	46,400	20,058	16,576	-	283,375
Total loans ending balance	$132,553	$55,584	$13,234	$46,403	$20,497	$16,576	$-	$284,847

	Real Estate:
			Construction
			and Land		Commercial
	Residential	Commercial	Development	Home Equity	and Industrial	Consumer	Unallocated	Total
	(In Thousands)
December 31, 2014:
Allowance for loan losses:
Beginning balance	$1,189	$748	$211	$303	$239	$102	$-	$2,792
Charge-offs	(93)	-	-	-	-	(8)	-	(101)
Recoveries	8	-	-	-	3	4	-	15
(Benefit) provision	(19)	(10)	38	21	(15)	36	4	55
Ending balance	$1,085	$738	$249	$324	$227	$134	$4	$2,761

Ending balance:
Individually evaluated for impairment	$-	$-	$-	$-	$6	$-	$-	$6
Ending balance:
Collectively evaluated for impairment	1,085	738	249	324	221	134	4	2,755
Total allowance for loan losses ending balance	$1,085	$738	$249	$324	$227	$134	$4	$2,761

Loans:
Ending balance:
Individually evaluated for impairment	$170	$860	$-	$3	$439	$-	$-	$1,472
Ending balance:
Collectively evaluated for impairment	132,383	54,724	13,234	46,400	20,058	16,576		283,375
Total loans ending balance	$132,553	$55,584	$13,234	$46,403	$20,497	$16,576	$-	$284,847
	Real Estate:
			Construction
			and Land		Commercial
	Residential	Commercial	Development	Home Equity	and Industrial	Consumer	Unallocated	Total
	(In Thousands)
December 31, 2013:
Allowance for loan losses:
Beginning balance	$1,051	$586	$142	$362	$219	$99	$135	$2,594
Charge-offs	(40)	(54)	-	-	(2)	(58)	-	(154)
Recoveries	-	-	-	-	4	3	-	7
Provision (benefit)	178	216	69	(59)	18	58	(135)	345
Ending balance	$1,189	$748	$211	$303	$239	$102	$-	$2,792

Ending balance:
Individually evaluated for impairment	$-	$-	$-	$-	$-	$-	$-	$-
Ending balance:
Collectively evaluated for impairment	1,189	748	211	303	239	102	-	2,792
Total allowance for loan losses ending balance	$1,189	$748	$211	$303	$239	$102	$-	$2,792

Loans:
Ending balance:
Individually evaluated for impairment	$175	$924	$222	$4	$-	$-	$-	$1,325
Ending balance:
Collectively evaluated for impairment	137,364	54,234	7,551	46,738	20,576	10,664	-	277,127
Total loans ending balance	$137,539	$55,158	$7,773	$46,742	$20,576	$10,664	$-	$278,452

Financing Receivable Credit Quality Indicators [Table Text Block]
	Real Estate
			Construction
			and Land		Commercial
	Residential	Commercial	Development	Home Equity	& Industrial	Consumer	Total
	(In Thousands)
June 30, 2015:
Grade:
Pass	$-	$51,431	$18,406	$-	$21,645	$-	$91,482
Special mention	-	2,688	-	-	1,721	-	4,409
Substandard	773	1,543	-	237	3,179	-	5,732
Loans not formally rated	137,365	-	-	46,217	-	16,243	199,825
Total	$138,138	$55,662	$18,406	$46,454	$26,545	$16,243	$301,448

December 31, 2014:
Grade:
Pass	$-	$50,208	$11,529	$-	$18,380	$-	$80,117
Special mention	-	3,866	1,705	-	642	-	6,213
Substandard	474	1,510	-	166	1,475	-	3,625
Loans not formally rated	132,079	-	-	46,237	-	16,576	194,892
Total	$132,553	$55,584	$13,234	$46,403	$20,497	$16,576	$284,847

	Real Estate:
			Construction
			and Land		Commercial
	Residential	Commercial	Development	Home Equity	and Industrial	Consumer	Total
	(In Thousands)
December 31, 2014:
Grade:
Pass	$-	$50,208	$11,529	$-	$18,380	$-	$80,117
Special mention	-	3,866	1,705	-	642	-	6,213
Substandard	474	1,510	-	166	1,475	-	3,625
Loans not formally rated	132,079	-	-	46,237	-	16,576	194,892
Total	$132,553	$55,584	$13,234	$46,403	$20,497	$16,576	$284,847

December 31, 2013:
Grade:
Pass	$-	$50,520	$6,042	$-	$18,425	$-	$74,987
Special mention	-	2,661	1,163	-	1,175	-	4,999
Substandard	1,601	1,977	568	116	976	-	5,238
Loans not formally rated	135,938	-	-	46,626	-	10,664	193,228
Total	$137,539	$55,158	$7,773	$46,742	$20,576	$10,664	$278,452

Past Due Financing Receivables [Table Text Block]
			90 Days	Total	Total	Total
	30–59 Days	60–89 Days	or More	Past Due	Current	Loans
	(In Thousands)
June 30, 2015:
Real estate:
Residential	$-	$173	$564	$737	$137,401	$138,138
Commercial	-	-	1,186	1,186	45,004	46,190
Construction and land development	-	-	-	-	18,406	18,406
Home equity	107	80	191	378	46,076	46,454
Municipal	-	-	-	-	9,472	9,472
Commercial and industrial	-	-	401	401	24,354	24,755
Municipal	-	-	-	-	1,790	1,790
Consumer	86	-	-	86	16,157	16,243
Total	$193	$253	$2,342	$2,788	$298,660	$301,448

December 31, 2014:
Real estate:
Residential	$147	$-	$516	$663	$131,890	$132,553
Commercial	-	-	860	860	46,122	46,982
Construction and land development	-	-	-	-	13,234	13,234
Home equity	328	-	77	405	45,998	46,403
Municipal	-	-	-	-	8,602	8,602
Commercial and industrial	-	-	439	439	18,599	19,038
Municipal	-	-	-	-	1,459	1,459
Consumer	124	19	-	143	16,433	16,576
Total	$599	$19	$1,892	$2,510	$282,337	$284,847

							90 Days
			90 Days				or More
			or More	Total	Total	Total	Past Due	Nonaccrual
	30-59 Days	60-89 Days	Past Due	Past Due	Current	Loans	and Accruing	Loans
	(In Thousands)
December 31, 2014:
Real estate:
Residential	$147	$-	$516	$663	$131,890	$132,553	$-	$1,064
Commercial	-	-	860	860	46,122	46,982	-	860
Municipal	-	-	-	-	8,602	8,602	-	-
Construction and land development	-	-	-	-	13,234	13,234	-	-
Home equity	328	-	77	405	45,998	46,403	-	165
Commercial and industrial	-	-	439	439	18,599	19,038	-	439
Municipal	-	-	-	-	1,459	1,459	-	-
Consumer	124	19	-	143	16,433	16,576	-	-
Total	$599	$19	$1,892	$2,510	$282,337	$284,847	$-	$2,528

December 31, 2013:
Real estate:
Residential	$-	$720	$1,253	$1,973	$135,566	$137,539	$-	$1,597
Commercial	-	-	924	924	47,890	48,814	-	924
Municipal	-	-	-	-	6,344	6,344	-	-
Construction and land development	-	-	204	204	7,569	7,773	-	222
Home equity	-	94	83	177	46,565	46,742	-	83
Commercial and industrial	-	-	-	-	18,432	18,432	-	-
Municipal	-	-	-	-	2,144	2,144
Consumer	128	-	26	154	10,510	10,664	3	23
Total	$128	$814	$2,490	$3,432	$275,020	$278,452	$3	$2,849

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	Nonaccrual	Nonaccrual
	June 30, 2015	December 31, 2014

Real estate:
Residential	$1,100	$1,064
Commercial	1,186	860
Construction and land development	-	-
Home equity	266	165
Commercial and industrial	401	439
Consumer	-	-
Total	$2,953	$2,528

Impaired Financing Receivables [Table Text Block]
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In Thousands)
June 30, 2015:
With no related allowance recorded:
Real Estate:
Residential	$-	$-	$-	$27	$-
Commercial	2,184	2,184	-	2,158	36
Home equity	-	-	-	-	-
Construction and land development	-	-	-	-	-
Commercial and industrial	-	-	-	-
Total impaired with no related allowance	$2,184	$2,184	$-	$2,185	$36

With an allowance recorded:
Residential	$-	$-	$-	$-	$-
Commercial	-	-	-	-	-
Construction and land development	-	-	-	-	-
Home equity	-	-	-	-	-
Commercial and industrial	401	401	9	417	-
Total impaired with an allowance recorded	$401	$401	$9	$417	$-
Total
Real Estate:
Residential	$-	$-	$-	$27	$-
Commercial	2,184	2,184	-	2,158	36
Home equity	-	-	-	-	-
Construction and land development	-	-	-	-	-
Commercial and industrial	401	401	9	417	-
Total impaired loans	$2,585	$2,585	$9	$2,602	$36
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In Thousands)
December 31, 2014:
With no related allowance recorded:
Real Estate:
Residential	$170	$170	$-	$172	$5
Commercial	860	860	-	896	-
Home equity	-	-	-	133	56
Construction and land development	3	3	-	4	-
Total impaired with no related allowance	$1,033	$1,033	$-	$1,205	$61

With an allowance recorded:
Residential	$-	$-	$-	$-	$-
Commercial	-	-	-	-	-
Construction and land development	-	-	-	-	-
Home equity	-	-	-	-	-
Commercial and industrial	439	439	6	372	-
Total impaired with an allowance recorded	$439	$439	$6	$372	$-

Total
Real Estate:
Residential	$170	$170	$-	$172	$5
Commercial	860	860	-	896	-
Home equity	-	-	-	133	56
Construction and land development	3	3	-	4	-
Commercial and industrial	439	439	6	372	-
Total impaired loans	$1,472	$1,472	$6	$1,577	$61

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In Thousands)
December 31, 2014:
With no related allowance recorded:
Real estate:
Residential	$170	$170	$-	$172	$5
Commercial	860	860	-	896	-
Construction and land development	-	-	-	133	56
Home equity	3	3	-	4	-
Commercial and industrial	-	-	-	-	-
Total impaired with no related allowance	$1,033	$1,033	$-	$1,205	$61

With an allowance recorded:
Residential	$-	$-	$-	$-	$-
Commercial	-	-	-	-	-
Construction and land development	-	-	-	-	-
Home equity	-	-	-	-	-
Commercial and industrial	439	439	6	372	-
Total impaired with an allowance recorded	$439	$439	$6	$372	$-

Total
Real estate:
Residential	$170	$170	$-	$172	$5
Commercial	860	860	-	896	-
Construction and land development	-	-	-	133	56
Home equity	3	3	-	4	-
Commercial and industrial	439	439	6	372	-
Total impaired loans	$1,472	$1,472	$6	$1,577	$61
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In Thousands)
December 31, 2013:
With no related allowance recorded:
Real estate:
Residential	$175	$175	$-	$178	$6
Commercial	924	924	-	929	3
Construction and land development	222	222	-	212	-
Home equity	4	4	-	5	-
Total impaired with no related allowance	$1,325	$1,325	$-	$1,324	$9

With an allowance recorded:
Total impaired with an allowance recorded	$-	$-	$-	$-	$-

Total
Real estate:
Residential	$175	$175	$-	$178	$6
Commercial	924	924	-	929	3
Construction and land development	222	222	-	212	-
Home equity	4	4	-	5	-
Total impaired loans	$1,325	$1,325	$-	$1,324	$9

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
		Pre-Modification	Post- Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Contracts	Investment	Investment
	(Dollars In Thousands)
December 31, 2014:
Troubled Debt Restructurings:
Commercial and industrial	1	$439	$439
	1	$439	$439

Schedule of Valuation Allowance for Impairment of Recognized Servicing Assets [Table Text Block]
	2014	2013
	(In Thousands)
Balance, beginning of year	$42	$9
Additions	5	86
Reductions	(38)	(53)
Balance, end of year	$9	$42